Significant accounting policies, and significant accounting estimates and assessments - Income statement - Consolidated Key figures (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Tax impact (as a percent)	22.00%	22.00%	22.00%
Restatement
Disclosure of initial application of standards or interpretations [line items]
Tax impact (as a percent)		22.00%